Income / (loss) per share - Summary of income (loss) per share (Details) - EUR (€) € / shares in Units, € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income (Loss) Per Share [Abstract]
Net income (loss)	€ (21,344)	€ (24,764)
Weighted average number of ordinary shares in circulation (in shares)	86,936,945	80,872,369
Basic income (loss) per share (in EUR per share)	€ (0.25)	€ (0.31)
Adjustment for share instruments (in shares)
Diluted income/(loss) per share (in EUR per share)	€ (0.25)	€ (0.31)